Share-based Payment Arrangements - Summary of Outstanding Options (Detail)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
July 2010
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	1.3	1.5
July 2010 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.2	$ 0.20
July 2010 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.80	$ 0.8
July 2011
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	2.3	2.5
July 2011 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.2	$ 0.2
July 2011 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	0.80	0.80
July 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.80	$ 0.80
Weighted-average Remaining Contractual Life (Years)	3.3	3.5
July 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	4.3	4.5
July 2013 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.8	$ 0.8
July 2013 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	1.36	1.36
July 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 1.36	$ 1.36
Weighted-average Remaining Contractual Life (Years)	5.3	5.5
July 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	6.3	6.5
July 2015 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 1.36	$ 1.36
July 2015 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	1.88	1.88
July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 2.26	$ 2.26
Weighted-average Remaining Contractual Life (Years)	7.3	7.5
September 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 1.28	$ 1.28
Weighted-average Remaining Contractual Life (Years)	8.5	8.7